Exhibit 99.1

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Consumer Portfolio Services, Inc. (the “Company”)
Citigroup Global Markets Inc.
Credit Suisse Securities (USA) LLC
(together, the “Specified Parties”)

Re: CPS Auto Receivables Trust 2023-A – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “bb.Pool_2023-A_113022_Indicative.xlsx,” provided by the Company on December 1, 2022, containing information on 13,132 automobile retail installment sale contracts (“Receivables”) as of November 30, 2022 (the “Data File”), which we were informed are intended to be included as collateral in the offering by CPS Auto Receivables Trust 2023-A. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the procedures below.

•	The term "Vehicle Mapping" means email correspondence provided by the Company on December 9, 2022, containing the Vehicle Models and Vehicle Makes corresponding to different abbreviations of vehicle model and vehicle make appearing on the Installment Sale Contracts.

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•	The term “Title Document” means a scanned image of one of the title documents listed in Exhibit A, which the Company informed us are acceptable forms of Title Document.

•	The term “Acceptable Company Names” means the acceptable company names listed in Exhibit A, which the Company informed us are acceptable names for the Company that can appear in the Title Documents as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

•	The term “Insurance Document” means a scanned image of one of the insurance documents listed in Exhibit A, which the Company informed us are acceptable forms of Insurance Document.

•	The term “Receivable File” means any file containing some or all of the following documents for each Sample Receivable (defined below): Installment Sale Contract (which includes any related Addendum(s) to the Installment Sale Contract and/or Retail Installment Sale Contract Simple Interest Finance Charge letter) (not applicable for direct loans), Federal Truth in Lending Disclosure Statement (within the Installment Sale Contract or a stand-alone document for direct loans), Title Document, Insurance Document, and Credit Application (not applicable for direct loans). We accessed the Receivable Files in the Company’s data imaging system via virtual desktop. We make no representation regarding the validity, enforceability, or authenticity of the information in the Receivable File.

•	The term “Provided Information” means the Instructions, Vehicle Mapping, Acceptable Company Names, and Receivable File.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We randomly selected a sample of 150 Receivables from the Data File (the “Sample Receivables”). A listing of the Sample Receivables is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Receivables we were instructed to randomly select from the Data File.

B.	For each Sample Receivable, we compared the specified attributes in the Data File listed below to or using the corresponding information included in the Receivable File, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Receivable File or the inability to agree the specified attributes from the Data File to the Receivable File, utilizing the Instructions, as applicable, constituted an exception. The Receivable File documents are listed in the order of priority.

Attribute	Receivable File / Instructions

Obligor’s First Name and Last Name	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Credit Application

Contract Date	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

Original Term	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

Original Amount Financed	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

Scheduled Monthly Payment Amount	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

Annual Percentage Rate (“APR”)	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

Vehicle Type (New or Used)	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Gap Addendum. Consider an entry of “C” in the Data File to be a Used vehicle.

Vehicle Make	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Vehicle Mapping.

Vehicle Model	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Vehicle Mapping, Insurance Document.

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C.	For each Sample Receivable, we observed the presence of the following in the Receivable File, except as listed in Exhibit C:

1.	Title Document. We were instructed by the Company to observe that one of the Acceptable Company Names appeared on the Title Document as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

2.	Proof of Insurance. The Company informed us that an Insurance Document was acceptable proof of insurance.

We did not observe the presence of Proof of Insurance for Sample Receivables #3, #7, #9, #28, #47, #68, and #128. The Company provided screenshots from the Company’s servicing system for these Sample Receivables indicating they were “Stip Tier 1” (“ST01”) loans, “Stip Tier 2” (“ST02”) loans, or “Stip Tier 3” (“ST03”) loans, which the Company informed us were not required to provide Proof of Insurance pursuant to its underwriting policy. These were not considered exceptions.

3.	Signed Credit Application (not applicable to direct loans). We make no representation regarding the authenticity of the obligor’s signature(s).

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Receivables, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, California
December 21, 2022

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Exhibit A

Title Documents

Application for Certificate of Ownership	Guarantee of Title (provided by the dealer to CPS)
Application for Certificate of Title	Lien Entry Form
Application for Dealer Assignment	Multi-Purpose Application
Application for Registration	MV-1
Application for Title and/or Registration	Notice of Security Interest
Application for Vehicle Transaction	Registration and Title Application
Certificate of Title	Title & License Plate Application
Dealer Guarantee of Title Delivery	Title and Registration Application
Dealer, Rebuilder or Lessor’s Report of Sale or Lease	Title Application
Direct Lien Receipt from Office of Motor Vehicle Records and Information	Vehicle Registration/Title Application for Dealer Sales
Electronic Title in the CPS Title Management System	Vehicle Application
Form MV-1 Motor Vehicle Title Application

Acceptable Company Names

CPS	Consumer Portfolio Services
CPS INC	Consumer Portfolio Srv, INC
CPS.INC	Consumer Portfolio Svcs Inc
CPS Inc.	Consumer Portfolio Srvcs Inc
CPS, INC	Consumer Portfolio Svcs, Inc
CPS, Inc.	CONSUMER PORFOLIO SERVICEC INC
C.P.S. Inc.	Consumer Portfolio Service Inc
CPS Incorporated	Consumer Portfolio Services In
Consumer Portfolio S	Consumer Portfolio Services, I
Consumer Portfolio Inc	Consumer Portfolio Svcs., Inc.
Consumer Portfolio Svs	Consumer Portfolio Services LLC
Consumer Portfolio Serv	Consumer Portfolio Services Inc
Consumer Portfolio Srvs	Consumer Portfolio Services, Inc
Consumer Portfolio Svcs	Consumer Portfolio Services Inc.
Consumer Portfolio Servic	Consumer Portfolio Services, Inc.
Consumer Portfolio Service	Consumer Portfolio Srvcs Inc.
Company’s ELT E-Numbers from different DMV systems

Insurance Documents

Agreement for Purchaser to Provide Accidental Physical Damage Coverage	Proof of Insurance/Authorization to Release Insurance Information
Agreement to Furnish Insurance Policy	Insurance Card
Agreement to Maintain Physical Damage Insurance	Insurance Coverage Acknowledgment
Agreement to Provide Insurance	Insurance Declaration Page
Application for Insurance	Insurance Verification system screenshot
Auto Insurance Coverage Summary	Letter of Coverage
Auto Insurance Policy Amended Declarations	Memorandum of Insurance
Certificate of Insurance	Notice of Property Insurance
Certificate of No-fault Insurance	Temporary Proof of Insurance Card
Confirmation of Accidental Physical Damage Insurance	Vehicle Insurance Information
Evidence of Liability Insurance	Verification of Coverage
Financial Responsibility Identification Card	Verification of Insurance
Insurance Binder

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Exhibit B

The Sample Receivables

Sample Receivable #	Receivabe Number[1]	Sample Receivable #	Receivable Number[1]	Sample Receivable #	Receivable Number[1]
1	2023A001	51	2023A051	101	2023A101
2	2023A002	52	2023A052	102	2023A102
3	2023A003	53	2023A053	103	2023A103
4	2023A004	54	2023A054	104	2023A104
5	2023A005	55	2023A055	105	2023A105
6	2023A006	56	2023A056	106	2023A106
7	2023A007	57	2023A057	107	2023A107
8	2023A008	58	2023A058	108	2023A108
9	2023A009	59	2023A059	109	2023A109
10	2023A010	60	2023A060	110	2023A110
11	2023A011	61	2023A061	111	2023A111
12	2023A012	62	2023A062	112	2023A112
13	2023A013	63	2023A063	113	2023A113
14	2023A014	64	2023A064	114	2023A114
15	2023A015	65	2023A065	115	2023A115
16	2023A016	66	2023A066	116	2023A116
17	2023A017	67	2023A067	117	2023A117
18	2023A018	68	2023A068	118	2023A118
19	2023A019	69	2023A069	119	2023A119
20	2023A020	70	2023A070	120	2023A120
21	2023A021	71	2023A071	121	2023A121
22	2023A022	72	2023A072	122	2023A122
23	2023A023	73	2023A073	123	2023A123
24	2023A024	74	2023A074	124	2023A124
25	2023A025	75	2023A075	125	2023A125
26	2023A026	76	2023A076	126	2023A126
27	2023A027	77	2023A077	127	2023A127
28	2023A028	78	2023A078	128	2023A128
29	2023A029	79	2023A079	129	2023A129
30	2023A030	80	2023A080	130	2023A130
31	2023A031	81	2023A081	131	2023A131
32	2023A032	82	2023A082	132	2023A132
33	2023A033	83	2023A083	133	2023A133
34	2023A034	84	2023A084	134	2023A134
35	2023A035	85	2023A085	135	2023A135
36	2023A036	86	2023A086	136	2023A136
37	2023A037	87	2023A087	137	2023A137
38	2023A038	88	2023A088	138	2023A138
39	2023A039	89	2023A089	139	2023A139
40	2023A040	90	2023A090	140	2023A140
41	2023A041	91	2023A091	141	2023A141
42	2023A042	92	2023A092	142	2023A142
43	2023A043	93	2023A093	143	2023A143
44	2023A044	94	2023A094	144	2023A144
45	2023A045	95	2023A095	145	2023A145
46	2023A046	96	2023A096	146	2023A146
47	2023A047	97	2023A097	147	2023A147
48	2023A048	98	2023A098	148	2023A148
49	2023A049	99	2023A099	149	2023A149
50	2023A050	100	2023A100	150	2023A150

[1]	The Company has assigned a unique eight-digit Account Number to each Receivable in the Data File. The Receivable Numbers referred to in this Exhibit are not the Company’s Account Numbers.

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Exhibit C

Exception List

Sample Receivable #	Receivable Number	Attribute	Per Data File	Per Receivable File

15	2023A015	Proof of Insurance	Not Applicable	Not Available

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